5. FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2018
Financial Investments
FINANCIAL INVESTMENTS

		Consolidated
	Current		Non-Current
	12/31/2018	12/31/2017	12/31/2018
CDB - Certificate of bank deposit	882,376	716,218
Government securities (2)	13,337	19,494
Time Deposit (3)			7,772
	895,713	735,712	7,772

(1)	Financial investment linked to Bank Certificate of Deposit to secure a letter of guarantee of certain loans.

(2)	Investments in National Treasury Bills (LFT) managed by its exclusive funds.

(3)	Investments in Time Deposit in custody to cover additional expenses of the sale of LLC.